Shareholder Report	12 Months Ended	21 Months Ended	81 Months Ended	104 Months Ended	106 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Fidelity Freedom 2040 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2040 Fund
Class Name	Fidelity Freedom® 2040 Fund
Trading Symbol	FFFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2040 Fund	$ 74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® 2040 Fund $10,000 $11,614 $13,300 $13,538 $12,075 $19,029 $19,627 $18,314 $22,143 $23,332 $28,307 Fidelity Freedom 2040 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,716 $18,260 $21,771 $23,178 $27,282 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2040 Fund 21.32% 8.27% 10.97% Fidelity Freedom 2040 Composite Index℠ 17.71% 7.83% 10.56% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 32,678,836,395	$ 32,678,836,395	$ 32,678,836,395	$ 32,678,836,395	$ 32,678,836,395
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 176,941,926
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$32,678,836,395
Number of Holdings	46
Total Advisory Fee	$176,941,926
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 48.5 International Equity Funds 36.7 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.5 International Equity Funds - 36.7 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Series Growth Company Fund 9.1 Fidelity Series Large Cap Stock Fund 9.0 Fidelity Series Overseas Fund 6.8 Fidelity Series International Value Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Investment Grade Bond Fund 6.0 Fidelity Series Stock Selector Large Cap Value Fund 5.9 Fidelity Series Opportunistic Insights Fund 5.4 Fidelity Series Value Discovery Fund 5.3 70.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2040 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2040 Fund
Class Name	Fidelity Freedom® 2040 Fund Premier Class
Trading Symbol	FFPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period February 3, 2026 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 6	0.37%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.37%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Net Assets	$ 32,678,836,395	$ 32,678,836,395	$ 32,678,836,395	$ 32,678,836,395	$ 32,678,836,395
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 176,941,926
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$32,678,836,395
Number of Holdings	46
Total Advisory Fee	$176,941,926
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 48.5 International Equity Funds 36.7 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.5 International Equity Funds - 36.7 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Series Growth Company Fund 9.1 Fidelity Series Large Cap Stock Fund 9.0 Fidelity Series Overseas Fund 6.8 Fidelity Series International Value Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Investment Grade Bond Fund 6.0 Fidelity Series Stock Selector Large Cap Value Fund 5.9 Fidelity Series Opportunistic Insights Fund 5.4 Fidelity Series Value Discovery Fund 5.3 70.4
Fidelity Freedom 2015 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2015 Fund
Class Name	Fidelity Freedom® 2015 Fund Premier Class
Trading Symbol	FFOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period February 3, 2026 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 4	0.26%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.26%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Net Assets	$ 4,136,463,015	$ 4,136,463,015	$ 4,136,463,015	$ 4,136,463,015	$ 4,136,463,015
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 18,939,266
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,136,463,015
Number of Holdings	47
Total Advisory Fee	$18,939,266
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 22.1 International Equity Funds 18.6 Short-Term Funds 4.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 22.1 International Equity Funds - 18.6 Short-Term Funds - 4.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 30.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Government Money Market Fund 4.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 Fidelity Series Growth Company Fund 3.9 Fidelity Series Large Cap Stock Fund 3.9 Fidelity Series Overseas Fund 3.1 Fidelity Series International Value Fund 3.1 73.5
Fidelity Freedom Retirement Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Retirement Fund
Class Name	Fidelity Freedom® Retirement Fund Class K
Trading Symbol	FNSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,206 $10,517 $10,635 $12,126 $12,038 $11,537 $12,221 $12,864 $13,961 Fidelity Freedom Retirement Composite Index℠ $10,000 $10,179 $10,618 $11,034 $12,138 $12,103 $11,641 $12,356 $13,040 $13,968 Bloomberg U.S. Aggregate Bond Index $10,000 $9,930 $10,375 $11,302 $11,382 $10,910 $10,388 $10,564 $11,080 $11,562 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 8.53% 2.86% 3.91% Fidelity Freedom Retirement Composite Index℠ 7.11% 2.85% 3.92% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.68% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,319,187,642	$ 2,319,187,642	$ 2,319,187,642	$ 2,319,187,642	$ 2,319,187,642
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 9,572,064
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,319,187,642
Number of Holdings	46
Total Advisory Fee	$9,572,064
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 61.3 Domestic Equity Funds 16.3 International Equity Funds 14.6 Short-Term Funds 7.4 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.3 Domestic Equity Funds - 16.3 International Equity Funds - 14.6 Short-Term Funds - 7.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 33.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Money Market Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Growth Company Fund 2.8 Fidelity Series Large Cap Stock Fund 2.8 Fidelity Series Overseas Fund 2.3 Fidelity Series International Value Fund 2.3 Fidelity Series International Growth Fund 2.3 80.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Income Fund to Fidelity Freedom® Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Freedom® Income Fund to Fidelity Freedom® Retirement Fund during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2070 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2070 Fund
Class Name	Fidelity Freedom® 2070 Fund Premier Class
Trading Symbol	FFPOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period February 3, 2026 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 6	0.37%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.37%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Net Assets	$ 274,696,824	$ 274,696,824	$ 274,696,824	$ 274,696,824	$ 274,696,824
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 838,902
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$274,696,824
Number of Holdings	42
Total Advisory Fee	$838,902
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 10.5 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Stock Selector Large Cap Value Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.2 Fidelity Series Blue Chip Growth Fund 5.9 79.7
Fidelity Freedom 2020 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2020 Fund
Class Name	Fidelity Freedom® 2020 Fund
Trading Symbol	FFFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2020 Fund	$ 59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® 2020 Fund $10,000 $11,157 $12,274 $12,601 $12,077 $16,010 $16,116 $15,093 $16,770 $17,645 $19,962 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,985 $11,972 $12,560 $12,362 $15,690 $15,962 $14,927 $16,526 $17,478 $19,413 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2020 Fund 13.13% 4.51% 7.16% Fidelity Freedom 2020 Composite Index℠ 11.08% 4.35% 6.86% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 12,178,864,143	$ 12,178,864,143	$ 12,178,864,143	$ 12,178,864,143	$ 12,178,864,143
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 59,137,790
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,178,864,143
Number of Holdings	47
Total Advisory Fee	$59,137,790
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 26.6 International Equity Funds 21.7 Short-Term Funds 2.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.2 Domestic Equity Funds - 26.6 International Equity Funds - 21.7 Short-Term Funds - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 27.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series Growth Company Fund 4.8 Fidelity Series Large Cap Stock Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Overseas Fund 3.8 Fidelity Series International Value Fund 3.8 Fidelity Series International Growth Fund 3.8 71.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2055 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2055 Fund
Class Name	Fidelity Freedom® 2055 Fund Class K6
Trading Symbol	FCTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,970 $11,187 $10,000 $15,801 $16,355 $15,305 $18,711 $19,771 $24,394 Fidelity Freedom 2055 Composite Index℠ $10,000 $10,914 $11,453 $10,447 $15,671 $16,513 $15,300 $18,382 $19,586 $23,313 S&P 500® Index $10,000 $11,025 $12,072 $11,229 $17,557 $20,305 $18,735 $24,334 $26,342 $31,031 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 23.39% 9.07% 10.64% Fidelity Freedom 2055 Composite Index℠ 19.03% 8.27% 10.07% S&P 500® Index 17.80% 12.06% 13.70% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 14,744,092,366	$ 14,744,092,366	$ 14,744,092,366	$ 14,744,092,366	$ 14,744,092,366
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 76,321,423
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$14,744,092,366
Number of Holdings	45
Total Advisory Fee	$76,321,423
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.3 Bond Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.3 Bond Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 10.4 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Stock Selector Large Cap Value Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.2 Fidelity Series Blue Chip Growth Fund 5.8 79.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2015 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2015 Fund
Class Name	Fidelity Freedom® 2015 Fund Class K
Trading Symbol	FSNLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,425 $10,718 $10,431 $13,295 $13,335 $12,588 $13,774 $14,507 $16,155 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,386 $10,886 $10,871 $13,288 $13,442 $12,681 $13,841 $14,631 $16,034 Bloomberg U.S. Aggregate Bond Index $10,000 $9,930 $10,375 $11,302 $11,382 $10,910 $10,388 $10,564 $11,080 $11,562 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 11.36% 3.97% 5.67% Fidelity Freedom 2015 Composite Index℠ 9.59% 3.83% 5.58% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.68% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 4,136,463,015	$ 4,136,463,015	$ 4,136,463,015	$ 4,136,463,015	$ 4,136,463,015
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 18,939,266
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,136,463,015
Number of Holdings	47
Total Advisory Fee	$18,939,266
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 22.1 International Equity Funds 18.6 Short-Term Funds 4.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 22.1 International Equity Funds - 18.6 Short-Term Funds - 4.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 30.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Government Money Market Fund 4.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 Fidelity Series Growth Company Fund 3.9 Fidelity Series Large Cap Stock Fund 3.9 Fidelity Series Overseas Fund 3.1 Fidelity Series International Value Fund 3.1 73.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2070 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2070 Fund
Class Name	Fidelity Freedom® 2070 Fund Class K6
Trading Symbol	FRBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,364 $12,753 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 $12,428 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 23.05% 14.91% Fidelity Freedom 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 274,696,824	$ 274,696,824	$ 274,696,824	$ 274,696,824	$ 274,696,824
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 838,902
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$274,696,824
Number of Holdings	42
Total Advisory Fee	$838,902
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 10.5 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Stock Selector Large Cap Value Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.2 Fidelity Series Blue Chip Growth Fund 5.9 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2035 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2035 Fund
Class Name	Fidelity Freedom® 2035 Fund Class K
Trading Symbol	FSNUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,709 $10,918 $9,915 $15,050 $15,425 $14,431 $16,972 $17,877 $21,124 Fidelity Freedom 2035 Composite Index℠ $10,000 $10,674 $11,209 $10,398 $15,017 $15,649 $14,538 $16,913 $17,954 $20,664 S&P 500® Index $10,000 $10,823 $11,851 $11,024 $17,236 $19,933 $18,392 $23,888 $25,859 $30,463 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 18.16% 7.02% 8.97% Fidelity Freedom 2035 Composite Index℠ 15.09% 6.59% 8.70% S&P 500® Index 17.80% 12.06% 13.66% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 31,615,665,928	$ 31,615,665,928	$ 31,615,665,928	$ 31,615,665,928	$ 31,615,665,928
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 160,011,669
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$31,615,665,928
Number of Holdings	46
Total Advisory Fee	$160,011,669
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 39.7 International Equity Funds 30.9 Bond Funds 29.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.7 International Equity Funds - 30.9 Bond Funds - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 17.0 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Growth Company Fund 7.4 Fidelity Series Large Cap Stock Fund 7.4 Fidelity Series Overseas Fund 5.6 Fidelity Series International Value Fund 5.6 Fidelity Series International Growth Fund 5.6 Fidelity Series Stock Selector Large Cap Value Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series Opportunistic Insights Fund 4.4 70.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2060 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2060 Fund
Class Name	Fidelity Freedom® 2060 Fund Premier Class
Trading Symbol	FFPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period February 3, 2026 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 6	0.37%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.37%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Net Assets	$ 8,258,737,809	$ 8,258,737,809	$ 8,258,737,809	$ 8,258,737,809	$ 8,258,737,809
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 41,114,153
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$8,258,737,809
Number of Holdings	45
Total Advisory Fee	$41,114,153
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 10.5 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Stock Selector Large Cap Value Fund 6.9 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Blue Chip Growth Fund 5.9 79.7
Fidelity Freedom 2010 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2010 Fund
Class Name	Fidelity Freedom® 2010 Fund Class K6
Trading Symbol	FOTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,489 $10,799 $10,675 $13,049 $13,046 $12,397 $13,377 $14,112 $15,486 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,435 $10,921 $11,075 $12,999 $13,072 $12,438 $13,382 $14,137 $15,279 Bloomberg U.S. Aggregate Bond Index $10,000 $9,952 $10,398 $11,327 $11,407 $10,933 $10,410 $10,587 $11,104 $11,587 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 9.74% 3.49% 5.08% Fidelity Freedom 2010 Composite Index℠ 8.08% 3.28% 4.92% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.68% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,952,598,420	$ 2,952,598,420	$ 2,952,598,420	$ 2,952,598,420	$ 2,952,598,420
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 12,937,440
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,952,598,420
Number of Holdings	46
Total Advisory Fee	$12,937,440
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 59.3 Domestic Equity Funds 18.0 International Equity Funds 15.9 Short-Term Funds 6.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.3 Domestic Equity Funds - 18.0 International Equity Funds - 15.9 Short-Term Funds - 6.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 32.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.7 Fidelity Series Government Money Market Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Growth Company Fund 3.1 Fidelity Series Large Cap Stock Fund 3.1 Fidelity Series Overseas Fund 2.6 Fidelity Series International Value Fund 2.6 Fidelity Series International Growth Fund 2.6 77.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2035 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2035 Fund
Class Name	Fidelity Freedom® 2035 Fund Premier Class
Trading Symbol	FFPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period February 3, 2026 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 6	0.36%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.36%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Net Assets	$ 31,615,665,928	$ 31,615,665,928	$ 31,615,665,928	$ 31,615,665,928	$ 31,615,665,928
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 160,011,669
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$31,615,665,928
Number of Holdings	46
Total Advisory Fee	$160,011,669
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 39.7 International Equity Funds 30.9 Bond Funds 29.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.7 International Equity Funds - 30.9 Bond Funds - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 17.0 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Growth Company Fund 7.4 Fidelity Series Large Cap Stock Fund 7.4 Fidelity Series Overseas Fund 5.6 Fidelity Series International Value Fund 5.6 Fidelity Series International Growth Fund 5.6 Fidelity Series Stock Selector Large Cap Value Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series Opportunistic Insights Fund 4.4 70.3
Fidelity Freedom 2035 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2035 Fund
Class Name	Fidelity Freedom® 2035 Fund Class K6
Trading Symbol	FWTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,950 $11,181 $10,165 $15,466 $15,868 $14,863 $17,517 $18,488 $21,883 Fidelity Freedom 2035 Composite Index℠ $10,000 $10,900 $11,446 $10,618 $15,334 $15,980 $14,845 $17,270 $18,334 $21,101 S&P 500® Index $10,000 $11,025 $12,072 $11,229 $17,557 $20,305 $18,735 $24,334 $26,342 $31,031 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 18.37% 7.19% 9.29% Fidelity Freedom 2035 Composite Index℠ 15.09% 6.59% 8.84% S&P 500® Index 17.80% 12.06% 13.70% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 31,615,665,928	$ 31,615,665,928	$ 31,615,665,928	$ 31,615,665,928	$ 31,615,665,928
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 160,011,669
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$31,615,665,928
Number of Holdings	46
Total Advisory Fee	$160,011,669
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 39.7 International Equity Funds 30.9 Bond Funds 29.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.7 International Equity Funds - 30.9 Bond Funds - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 17.0 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Growth Company Fund 7.4 Fidelity Series Large Cap Stock Fund 7.4 Fidelity Series Overseas Fund 5.6 Fidelity Series International Value Fund 5.6 Fidelity Series International Growth Fund 5.6 Fidelity Series Stock Selector Large Cap Value Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series Opportunistic Insights Fund 4.4 70.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Retirement Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Retirement Fund
Class Name	Fidelity Freedom® Retirement Fund
Trading Symbol	FFFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Retirement Fund	$ 48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® Retirement Fund $10,000 $10,616 $11,132 $11,475 $11,596 $13,210 $13,110 $12,561 $13,296 $13,989 $15,177 Fidelity Freedom Retirement Composite Index℠ $10,000 $10,415 $10,867 $11,335 $11,779 $12,958 $12,920 $12,427 $13,191 $13,921 $14,911 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® Retirement Fund 8.49% 2.82% 4.26% Fidelity Freedom Retirement Composite Index℠ 7.11% 2.85% 4.08% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,319,187,642	$ 2,319,187,642	$ 2,319,187,642	$ 2,319,187,642	$ 2,319,187,642
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 9,572,064
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,319,187,642
Number of Holdings	46
Total Advisory Fee	$9,572,064
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 61.3 Domestic Equity Funds 16.3 International Equity Funds 14.6 Short-Term Funds 7.4 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.3 Domestic Equity Funds - 16.3 International Equity Funds - 14.6 Short-Term Funds - 7.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 33.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Money Market Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Growth Company Fund 2.8 Fidelity Series Large Cap Stock Fund 2.8 Fidelity Series Overseas Fund 2.3 Fidelity Series International Value Fund 2.3 Fidelity Series International Growth Fund 2.3 80.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Income Fund to Fidelity Freedom® Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Freedom® Income Fund to Fidelity Freedom® Retirement Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2045 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2045 Fund
Class Name	Fidelity Freedom® 2045 Fund Premier Class
Trading Symbol	FFPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period February 3, 2026 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 6	0.37%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.37%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Net Assets	$ 24,892,979,548	$ 24,892,979,548	$ 24,892,979,548	$ 24,892,979,548	$ 24,892,979,548
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 134,471,903
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$24,892,979,548
Number of Holdings	45
Total Advisory Fee	$134,471,903
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 40.2 Bond Funds 5.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 40.2 Bond Funds - 5.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.3 Fidelity Series Growth Company Fund 10.1 Fidelity Series Large Cap Stock Fund 10.1 Fidelity Series International Value Fund 7.4 Fidelity Series Overseas Fund 7.4 Fidelity Series International Growth Fund 7.4 Fidelity Series Stock Selector Large Cap Value Fund 6.6 Fidelity Series Opportunistic Insights Fund 6.0 Fidelity Series Value Discovery Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.7 76.9
Fidelity Freedom 2030 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2030 Fund
Class Name	Fidelity Freedom® 2030 Fund Class K6
Trading Symbol	FGTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,835 $11,114 $10,389 $14,799 $15,042 $14,102 $16,193 $17,076 $19,880 Fidelity Freedom 2030 Composite Index℠ $10,000 $10,775 $11,325 $10,838 $14,695 $15,117 $14,094 $16,019 $16,966 $19,256 S&P 500® Index $10,000 $11,025 $12,072 $11,229 $17,557 $20,305 $18,735 $24,334 $26,342 $31,031 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 16.42% 6.08% 8.10% Fidelity Freedom 2030 Composite Index℠ 13.50% 5.55% 7.71% S&P 500® Index 17.80% 12.06% 13.70% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 33,107,387,464	$ 33,107,387,464	$ 33,107,387,464	$ 33,107,387,464	$ 33,107,387,464
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 165,033,921
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$33,107,387,464
Number of Holdings	46
Total Advisory Fee	$165,033,921
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 36.9 Domestic Equity Funds 34.9 International Equity Funds 27.7 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 36.9 Domestic Equity Funds - 34.9 International Equity Funds - 27.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 20.8 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Growth Company Fund 6.5 Fidelity Series Large Cap Stock Fund 6.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.3 Fidelity Series Overseas Fund 5.0 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Stock Selector Large Cap Value Fund 4.2 71.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2045 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2045 Fund
Class Name	Fidelity Freedom® 2045 Fund Class K6
Trading Symbol	FJTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,970 $11,184 $10,002 $15,807 $16,351 $15,310 $18,707 $19,770 $24,416 Fidelity Freedom 2045 Composite Index℠ $10,000 $10,914 $11,453 $10,447 $15,671 $16,513 $15,300 $18,382 $19,586 $23,330 S&P 500® Index $10,000 $11,025 $12,072 $11,229 $17,557 $20,305 $18,735 $24,334 $26,342 $31,031 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 23.50% 9.09% 10.65% Fidelity Freedom 2045 Composite Index℠ 19.12% 8.28% 10.08% S&P 500® Index 17.80% 12.06% 13.70% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 24,892,979,548	$ 24,892,979,548	$ 24,892,979,548	$ 24,892,979,548	$ 24,892,979,548
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 134,471,903
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$24,892,979,548
Number of Holdings	45
Total Advisory Fee	$134,471,903
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 40.2 Bond Funds 5.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 40.2 Bond Funds - 5.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.3 Fidelity Series Growth Company Fund 10.1 Fidelity Series Large Cap Stock Fund 10.1 Fidelity Series International Value Fund 7.4 Fidelity Series Overseas Fund 7.4 Fidelity Series International Growth Fund 7.4 Fidelity Series Stock Selector Large Cap Value Fund 6.6 Fidelity Series Opportunistic Insights Fund 6.0 Fidelity Series Value Discovery Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.7 76.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2040 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2040 Fund
Class Name	Fidelity Freedom® 2040 Fund Class K
Trading Symbol	FSNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 69	0.62%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,721 $10,922 $9,747 $15,379 $15,895 $14,845 $17,953 $18,935 $22,994 Fidelity Freedom 2040 Composite Index℠ $10,000 $10,686 $11,214 $10,228 $15,343 $16,164 $14,970 $17,849 $19,002 $22,368 S&P 500® Index $10,000 $10,823 $11,851 $11,024 $17,236 $19,933 $18,392 $23,888 $25,859 $30,463 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 21.44% 8.38% 10.04% Fidelity Freedom 2040 Composite Index℠ 17.71% 7.83% 9.69% S&P 500® Index 17.80% 12.06% 13.66% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 32,678,836,395	$ 32,678,836,395	$ 32,678,836,395	$ 32,678,836,395	$ 32,678,836,395
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 176,941,926
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$32,678,836,395
Number of Holdings	46
Total Advisory Fee	$176,941,926
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 48.5 International Equity Funds 36.7 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.5 International Equity Funds - 36.7 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Series Growth Company Fund 9.1 Fidelity Series Large Cap Stock Fund 9.0 Fidelity Series Overseas Fund 6.8 Fidelity Series International Value Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Investment Grade Bond Fund 6.0 Fidelity Series Stock Selector Large Cap Value Fund 5.9 Fidelity Series Opportunistic Insights Fund 5.4 Fidelity Series Value Discovery Fund 5.3 70.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2035 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2035 Fund
Class Name	Fidelity Freedom® 2035 Fund
Trading Symbol	FFTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2035 Fund	$ 70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® 2035 Fund $10,000 $11,609 $13,271 $13,517 $12,267 $18,606 $19,050 $17,801 $20,912 $22,020 $25,995 Fidelity Freedom 2035 Composite Index℠ $10,000 $11,497 $13,009 $13,661 $12,673 $18,301 $19,072 $17,718 $20,612 $21,881 $25,184 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2035 Fund 18.05% 6.92% 10.02% Fidelity Freedom 2035 Composite Index℠ 15.09% 6.59% 9.68% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 31,615,665,928	$ 31,615,665,928	$ 31,615,665,928	$ 31,615,665,928	$ 31,615,665,928
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 160,011,669
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$31,615,665,928
Number of Holdings	46
Total Advisory Fee	$160,011,669
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 39.7 International Equity Funds 30.9 Bond Funds 29.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.7 International Equity Funds - 30.9 Bond Funds - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 17.0 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Growth Company Fund 7.4 Fidelity Series Large Cap Stock Fund 7.4 Fidelity Series Overseas Fund 5.6 Fidelity Series International Value Fund 5.6 Fidelity Series International Growth Fund 5.6 Fidelity Series Stock Selector Large Cap Value Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.6 Fidelity Series Opportunistic Insights Fund 4.4 70.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2055 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2055 Fund
Class Name	Fidelity Freedom® 2055 Fund Class K
Trading Symbol	FNSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,726 $10,923 $9,754 $15,382 $15,895 $14,857 $18,134 $19,124 $23,548 Fidelity Freedom 2055 Composite Index℠ $10,000 $10,686 $11,214 $10,228 $15,343 $16,167 $14,980 $17,997 $19,176 $22,825 S&P 500® Index $10,000 $10,823 $11,851 $11,024 $17,236 $19,933 $18,392 $23,888 $25,859 $30,463 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 23.13% 8.89% 10.34% Fidelity Freedom 2055 Composite Index℠ 19.03% 8.27% 9.95% S&P 500® Index 17.80% 12.06% 13.66% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 14,744,092,366	$ 14,744,092,366	$ 14,744,092,366	$ 14,744,092,366	$ 14,744,092,366
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 76,321,423
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$14,744,092,366
Number of Holdings	45
Total Advisory Fee	$76,321,423
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.3 Bond Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.3 Bond Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 10.4 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Stock Selector Large Cap Value Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.2 Fidelity Series Blue Chip Growth Fund 5.8 79.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2015 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2015 Fund
Class Name	Fidelity Freedom® 2015 Fund Class K6
Trading Symbol	FPTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,580 $10,884 $10,599 $13,522 $13,580 $12,822 $14,054 $14,833 $16,553 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,523 $11,030 $11,014 $13,463 $13,619 $12,849 $14,024 $14,823 $16,245 Bloomberg U.S. Aggregate Bond Index $10,000 $9,952 $10,398 $11,327 $11,407 $10,933 $10,410 $10,587 $11,104 $11,587 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 11.60% 4.13% 5.88% Fidelity Freedom 2015 Composite Index℠ 9.59% 3.83% 5.66% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.68% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 4,136,463,015	$ 4,136,463,015	$ 4,136,463,015	$ 4,136,463,015	$ 4,136,463,015
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 18,939,266
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,136,463,015
Number of Holdings	47
Total Advisory Fee	$18,939,266
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 22.1 International Equity Funds 18.6 Short-Term Funds 4.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 22.1 International Equity Funds - 18.6 Short-Term Funds - 4.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 30.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Government Money Market Fund 4.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 Fidelity Series Growth Company Fund 3.9 Fidelity Series Large Cap Stock Fund 3.9 Fidelity Series Overseas Fund 3.1 Fidelity Series International Value Fund 3.1 73.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2030 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2030 Fund
Class Name	Fidelity Freedom® 2030 Fund Class K
Trading Symbol	FSNQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,624 $10,879 $10,164 $14,453 $14,672 $13,743 $15,747 $16,568 $19,260 Fidelity Freedom 2030 Composite Index℠ $10,000 $10,577 $11,117 $10,639 $14,425 $14,839 $13,834 $15,724 $16,654 $18,901 S&P 500® Index $10,000 $10,823 $11,851 $11,024 $17,236 $19,933 $18,392 $23,888 $25,859 $30,463 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 16.25% 5.91% 7.82% Fidelity Freedom 2030 Composite Index℠ 13.50% 5.55% 7.59% S&P 500® Index 17.80% 12.06% 13.66% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 33,107,387,464	$ 33,107,387,464	$ 33,107,387,464	$ 33,107,387,464	$ 33,107,387,464
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 165,033,921
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$33,107,387,464
Number of Holdings	46
Total Advisory Fee	$165,033,921
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 36.9 Domestic Equity Funds 34.9 International Equity Funds 27.7 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 36.9 Domestic Equity Funds - 34.9 International Equity Funds - 27.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 20.8 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Growth Company Fund 6.5 Fidelity Series Large Cap Stock Fund 6.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.3 Fidelity Series Overseas Fund 5.0 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Stock Selector Large Cap Value Fund 4.2 71.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2060 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2060 Fund
Class Name	Fidelity Freedom® 2060 Fund
Trading Symbol	FDKVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2060 Fund	$ 77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® 2060 Fund $10,000 $11,601 $13,283 $13,520 $12,060 $19,003 $19,614 $18,308 $22,317 $23,513 $28,945 Fidelity Freedom 2060 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,720 $18,271 $21,951 $23,389 $27,838 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2060 Fund 23.10% 8.78% 11.21% Fidelity Freedom 2060 Composite Index℠ 19.02% 8.27% 10.78% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 8,258,737,809	$ 8,258,737,809	$ 8,258,737,809	$ 8,258,737,809	$ 8,258,737,809
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 41,114,153
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$8,258,737,809
Number of Holdings	45
Total Advisory Fee	$41,114,153
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 10.5 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Stock Selector Large Cap Value Fund 6.9 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Blue Chip Growth Fund 5.9 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2065 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2065 Fund
Class Name	Fidelity Freedom® 2065 Fund Class K6
Trading Symbol	FFSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $8,657 $13,672 $14,141 $13,247 $16,188 $17,104 $21,112 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 $19,597 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 $24,645 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 23.43% 9.08% 11.71% Fidelity Freedom 2065 Composite Index℠ 19.02% 8.27% 10.48% S&P 500® Index 17.80% 12.06% 14.30% A From June 28, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,973,603,465	$ 2,973,603,465	$ 2,973,603,465	$ 2,973,603,465	$ 2,973,603,465
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 13,721,897
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,973,603,465
Number of Holdings	45
Total Advisory Fee	$13,721,897
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 10.5 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Stock Selector Large Cap Value Fund 6.9 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Blue Chip Growth Fund 5.9 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Retirement Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Retirement Fund
Class Name	Fidelity Freedom® Retirement Fund Premier Class
Trading Symbol	FFOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Retirement Fund for the period February 3, 2026 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 4	0.24%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.24%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Net Assets	$ 2,319,187,642	$ 2,319,187,642	$ 2,319,187,642	$ 2,319,187,642	$ 2,319,187,642
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 9,572,064
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,319,187,642
Number of Holdings	46
Total Advisory Fee	$9,572,064
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 61.3 Domestic Equity Funds 16.3 International Equity Funds 14.6 Short-Term Funds 7.4 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.3 Domestic Equity Funds - 16.3 International Equity Funds - 14.6 Short-Term Funds - 7.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 33.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Money Market Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Growth Company Fund 2.8 Fidelity Series Large Cap Stock Fund 2.8 Fidelity Series Overseas Fund 2.3 Fidelity Series International Value Fund 2.3 Fidelity Series International Growth Fund 2.3 80.0
Fidelity Freedom 2030 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2030 Fund
Class Name	Fidelity Freedom® 2030 Fund Premier Class
Trading Symbol	FFPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period February 3, 2026 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 5	0.35%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.35%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Net Assets	$ 33,107,387,464	$ 33,107,387,464	$ 33,107,387,464	$ 33,107,387,464	$ 33,107,387,464
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 165,033,921
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$33,107,387,464
Number of Holdings	46
Total Advisory Fee	$165,033,921
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 36.9 Domestic Equity Funds 34.9 International Equity Funds 27.7 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 36.9 Domestic Equity Funds - 34.9 International Equity Funds - 27.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 20.8 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Growth Company Fund 6.5 Fidelity Series Large Cap Stock Fund 6.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.3 Fidelity Series Overseas Fund 5.0 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Stock Selector Large Cap Value Fund 4.2 71.2
Fidelity Freedom 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2025 Fund
Class Name	Fidelity Freedom® 2025 Fund
Trading Symbol	FFTWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2025 Fund	$ 63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® 2025 Fund $10,000 $11,246 $12,461 $12,776 $12,116 $16,547 $16,711 $15,617 $17,617 $18,522 $21,245 Fidelity Freedom 2025 Composite Index℠ $10,000 $11,085 $12,168 $12,774 $12,430 $16,236 $16,601 $15,476 $17,352 $18,359 $20,625 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2025 Fund 14.71% 5.12% 7.83% Fidelity Freedom 2025 Composite Index℠ 12.34% 4.90% 7.51% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 19,223,707,945	$ 19,223,707,945	$ 19,223,707,945	$ 19,223,707,945	$ 19,223,707,945
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 94,148,432
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$19,223,707,945
Number of Holdings	47
Total Advisory Fee	$94,148,432
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 31.1 International Equity Funds 25.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.4 Domestic Equity Funds - 31.1 International Equity Funds - 25.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.8 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Growth Company Fund 5.8 Fidelity Series Large Cap Stock Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Overseas Fund 4.5 Fidelity Series International Value Fund 4.5 Fidelity Series International Growth Fund 4.4 Fidelity Series Stock Selector Large Cap Value Fund 3.8 72.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2065 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2065 Fund
Class Name	Fidelity Freedom® 2065 Fund Premier Class
Trading Symbol	FFPKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period February 3, 2026 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 6	0.37%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.37%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Net Assets	$ 2,973,603,465	$ 2,973,603,465	$ 2,973,603,465	$ 2,973,603,465	$ 2,973,603,465
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 13,721,897
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,973,603,465
Number of Holdings	45
Total Advisory Fee	$13,721,897
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 10.5 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Stock Selector Large Cap Value Fund 6.9 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Blue Chip Growth Fund 5.9 79.7
Fidelity Freedom 2010 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2010 Fund
Class Name	Fidelity Freedom® 2010 Fund Premier Class
Trading Symbol	FFOWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period February 3, 2026 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 4	0.24%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.24%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Net Assets	$ 2,952,598,420	$ 2,952,598,420	$ 2,952,598,420	$ 2,952,598,420	$ 2,952,598,420
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 12,937,440
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,952,598,420
Number of Holdings	46
Total Advisory Fee	$12,937,440
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 59.3 Domestic Equity Funds 18.0 International Equity Funds 15.9 Short-Term Funds 6.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.3 Domestic Equity Funds - 18.0 International Equity Funds - 15.9 Short-Term Funds - 6.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 32.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.7 Fidelity Series Government Money Market Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Growth Company Fund 3.1 Fidelity Series Large Cap Stock Fund 3.1 Fidelity Series Overseas Fund 2.6 Fidelity Series International Value Fund 2.6 Fidelity Series International Growth Fund 2.6 77.9
Fidelity Freedom 2065 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2065 Fund
Class Name	Fidelity Freedom® 2065 Fund Class K
Trading Symbol	FFSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $8,645 $13,636 $14,086 $13,172 $16,072 $16,942 $20,866 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 $19,597 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 $24,645 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 23.16% 8.88% 11.51% Fidelity Freedom 2065 Composite Index℠ 19.02% 8.27% 10.48% S&P 500® Index 17.80% 12.06% 14.30% A From June 28, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,973,603,465	$ 2,973,603,465	$ 2,973,603,465	$ 2,973,603,465	$ 2,973,603,465
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 13,721,897
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,973,603,465
Number of Holdings	45
Total Advisory Fee	$13,721,897
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 10.5 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Stock Selector Large Cap Value Fund 6.9 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Blue Chip Growth Fund 5.9 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2050 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2050 Fund
Class Name	Fidelity Freedom® 2050 Fund Class K6
Trading Symbol	FZTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,965 $11,179 $10,006 $15,807 $16,348 $15,311 $18,710 $19,772 $24,403 Fidelity Freedom 2050 Composite Index℠ $10,000 $10,914 $11,453 $10,447 $15,671 $16,513 $15,300 $18,382 $19,586 $23,321 S&P 500® Index $10,000 $11,025 $12,072 $11,229 $17,557 $20,305 $18,735 $24,334 $26,342 $31,031 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 23.42% 9.07% 10.65% Fidelity Freedom 2050 Composite Index℠ 19.07% 8.27% 10.08% S&P 500® Index 17.80% 12.06% 13.70% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 22,503,777,686	$ 22,503,777,686	$ 22,503,777,686	$ 22,503,777,686	$ 22,503,777,686
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 120,902,228
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$22,503,777,686
Number of Holdings	46
Total Advisory Fee	$120,902,228
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 55.0 International Equity Funds 40.7 Bond Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.0 International Equity Funds - 40.7 Bond Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.5 Fidelity Series Growth Company Fund 10.3 Fidelity Series Large Cap Stock Fund 10.2 Fidelity Series Overseas Fund 7.5 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Opportunistic Insights Fund 6.1 Fidelity Series Value Discovery Fund 6.0 Fidelity Series Blue Chip Growth Fund 5.7 78.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2025 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2025 Fund
Class Name	Fidelity Freedom® 2025 Fund Class K6
Trading Symbol	FDTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,702 $10,995 $10,442 $14,296 $14,466 $13,546 $15,312 $16,137 $18,567 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,643 $11,173 $10,873 $14,201 $14,520 $13,537 $15,177 $16,058 $18,040 S&P 500® Index $10,000 $11,025 $12,072 $11,229 $17,557 $20,305 $18,735 $24,334 $26,342 $31,031 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 15.05% 5.37% 7.27% Fidelity Freedom 2025 Composite Index℠ 12.34% 4.90% 6.92% S&P 500® Index 17.80% 12.06% 13.70% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 19,223,707,945	$ 19,223,707,945	$ 19,223,707,945	$ 19,223,707,945	$ 19,223,707,945
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 94,148,432
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$19,223,707,945
Number of Holdings	47
Total Advisory Fee	$94,148,432
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 31.1 International Equity Funds 25.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.4 Domestic Equity Funds - 31.1 International Equity Funds - 25.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.8 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Growth Company Fund 5.8 Fidelity Series Large Cap Stock Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Overseas Fund 4.5 Fidelity Series International Value Fund 4.5 Fidelity Series International Growth Fund 4.4 Fidelity Series Stock Selector Large Cap Value Fund 3.8 72.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2070 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2070 Fund
Class Name	Fidelity Freedom® 2070 Fund Class K
Trading Symbol	FRBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,353 $12,711 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 $12,428 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 22.78% 14.69% Fidelity Freedom 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 274,696,824	$ 274,696,824	$ 274,696,824	$ 274,696,824	$ 274,696,824
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 838,902
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$274,696,824
Number of Holdings	42
Total Advisory Fee	$838,902
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 10.5 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Stock Selector Large Cap Value Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.2 Fidelity Series Blue Chip Growth Fund 5.9 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2045 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2045 Fund
Class Name	Fidelity Freedom® 2045 Fund
Trading Symbol	FFFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2045 Fund	$ 77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® 2045 Fund $10,000 $11,608 $13,289 $13,518 $12,058 $19,010 $19,617 $18,321 $22,341 $23,532 $28,975 Fidelity Freedom 2045 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,720 $18,271 $21,951 $23,389 $27,861 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2045 Fund 23.13% 8.79% 11.22% Fidelity Freedom 2045 Composite Index℠ 19.12% 8.28% 10.79% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 24,892,979,548	$ 24,892,979,548	$ 24,892,979,548	$ 24,892,979,548	$ 24,892,979,548
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 134,471,903
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$24,892,979,548
Number of Holdings	45
Total Advisory Fee	$134,471,903
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 40.2 Bond Funds 5.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 40.2 Bond Funds - 5.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.3 Fidelity Series Growth Company Fund 10.1 Fidelity Series Large Cap Stock Fund 10.1 Fidelity Series International Value Fund 7.4 Fidelity Series Overseas Fund 7.4 Fidelity Series International Growth Fund 7.4 Fidelity Series Stock Selector Large Cap Value Fund 6.6 Fidelity Series Opportunistic Insights Fund 6.0 Fidelity Series Value Discovery Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.7 76.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2030 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2030 Fund
Class Name	Fidelity Freedom® 2030 Fund
Trading Symbol	FFFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2030 Fund	$ 66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® 2030 Fund $10,000 $11,458 $12,922 $13,221 $12,336 $17,535 $17,782 $16,633 $19,055 $20,035 $23,263 Fidelity Freedom 2030 Composite Index℠ $10,000 $11,323 $12,634 $13,279 $12,708 $17,230 $17,724 $16,525 $18,782 $19,892 $22,577 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2030 Fund 16.11% 5.82% 8.81% Fidelity Freedom 2030 Composite Index℠ 13.50% 5.55% 8.48% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 33,107,387,464	$ 33,107,387,464	$ 33,107,387,464	$ 33,107,387,464	$ 33,107,387,464
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 165,033,921
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$33,107,387,464
Number of Holdings	46
Total Advisory Fee	$165,033,921
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 36.9 Domestic Equity Funds 34.9 International Equity Funds 27.7 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 36.9 Domestic Equity Funds - 34.9 International Equity Funds - 27.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 20.8 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Growth Company Fund 6.5 Fidelity Series Large Cap Stock Fund 6.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.3 Fidelity Series Overseas Fund 5.0 Fidelity Series International Value Fund 5.0 Fidelity Series International Growth Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Stock Selector Large Cap Value Fund 4.2 71.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2040 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2040 Fund
Class Name	Fidelity Freedom® 2040 Fund Class K6
Trading Symbol	FHTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 48	0.43%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,960 $11,185 $10,001 $15,797 $16,345 $15,289 $18,533 $19,590 $23,830 Fidelity Freedom 2040 Composite Index℠ $10,000 $10,914 $11,453 $10,447 $15,671 $16,510 $15,290 $18,231 $19,409 $22,846 S&P 500® Index $10,000 $11,025 $12,072 $11,229 $17,557 $20,305 $18,735 $24,334 $26,342 $31,031 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 21.64% 8.57% 10.35% Fidelity Freedom 2040 Composite Index℠ 17.71% 7.83% 9.82% S&P 500® Index 17.80% 12.06% 13.70% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 32,678,836,395	$ 32,678,836,395	$ 32,678,836,395	$ 32,678,836,395	$ 32,678,836,395
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 176,941,926
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$32,678,836,395
Number of Holdings	46
Total Advisory Fee	$176,941,926
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 48.5 International Equity Funds 36.7 Bond Funds 14.3 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.5 International Equity Funds - 36.7 Bond Funds - 14.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 9.3 Fidelity Series Growth Company Fund 9.1 Fidelity Series Large Cap Stock Fund 9.0 Fidelity Series Overseas Fund 6.8 Fidelity Series International Value Fund 6.8 Fidelity Series International Growth Fund 6.8 Fidelity Series Investment Grade Bond Fund 6.0 Fidelity Series Stock Selector Large Cap Value Fund 5.9 Fidelity Series Opportunistic Insights Fund 5.4 Fidelity Series Value Discovery Fund 5.3 70.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2070 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2070 Fund
Class Name	Fidelity Freedom® 2070 Fund
Trading Symbol	FRBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2070 Fund	$ 77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® 2070 Fund $10,000 $10,335 $12,689 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 $12,428 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity Freedom® 2070 Fund 22.78% 14.58% Fidelity Freedom 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 274,696,824	$ 274,696,824	$ 274,696,824	$ 274,696,824	$ 274,696,824
Holdings Count | shares	42	42	42	42	42
Advisory Fees Paid, Amount	$ 838,902
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$274,696,824
Number of Holdings	42
Total Advisory Fee	$838,902
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 10.5 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Stock Selector Large Cap Value Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.2 Fidelity Series Blue Chip Growth Fund 5.9 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2010 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2010 Fund
Class Name	Fidelity Freedom® 2010 Fund
Trading Symbol	FFFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2010 Fund	$ 48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® 2010 Fund $10,000 $10,927 $11,773 $12,114 $11,962 $14,598 $14,574 $13,845 $14,887 $15,675 $17,174 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,743 $11,484 $12,019 $12,188 $14,305 $14,386 $13,688 $14,727 $15,557 $16,814 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2010 Fund 9.56% 3.30% 5.56% Fidelity Freedom 2010 Composite Index℠ 8.08% 3.28% 5.33% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,952,598,420	$ 2,952,598,420	$ 2,952,598,420	$ 2,952,598,420	$ 2,952,598,420
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 12,937,440
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,952,598,420
Number of Holdings	46
Total Advisory Fee	$12,937,440
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 59.3 Domestic Equity Funds 18.0 International Equity Funds 15.9 Short-Term Funds 6.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.3 Domestic Equity Funds - 18.0 International Equity Funds - 15.9 Short-Term Funds - 6.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 32.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.7 Fidelity Series Government Money Market Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Growth Company Fund 3.1 Fidelity Series Large Cap Stock Fund 3.1 Fidelity Series Overseas Fund 2.6 Fidelity Series International Value Fund 2.6 Fidelity Series International Growth Fund 2.6 77.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2025 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2025 Fund
Class Name	Fidelity Freedom® 2025 Fund Class K
Trading Symbol	FSNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,518 $10,792 $10,241 $14,003 $14,149 $13,239 $14,937 $15,723 $18,049 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,478 $10,999 $10,703 $13,980 $14,294 $13,326 $14,941 $15,808 $17,759 S&P 500® Index $10,000 $10,823 $11,851 $11,024 $17,236 $19,933 $18,392 $23,888 $25,859 $30,463 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 14.79% 5.21% 7.02% Fidelity Freedom 2025 Composite Index℠ 12.34% 4.90% 6.82% S&P 500® Index 17.80% 12.06% 13.66% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 19,223,707,945	$ 19,223,707,945	$ 19,223,707,945	$ 19,223,707,945	$ 19,223,707,945
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 94,148,432
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$19,223,707,945
Number of Holdings	47
Total Advisory Fee	$94,148,432
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 31.1 International Equity Funds 25.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.4 Domestic Equity Funds - 31.1 International Equity Funds - 25.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.8 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Growth Company Fund 5.8 Fidelity Series Large Cap Stock Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Overseas Fund 4.5 Fidelity Series International Value Fund 4.5 Fidelity Series International Growth Fund 4.4 Fidelity Series Stock Selector Large Cap Value Fund 3.8 72.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2010 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2010 Fund
Class Name	Fidelity Freedom® 2010 Fund Class K
Trading Symbol	FSNKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,359 $10,664 $10,535 $12,865 $12,855 $12,209 $13,142 $13,846 $15,174 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,319 $10,800 $10,953 $12,855 $12,927 $12,300 $13,234 $13,980 $15,109 Bloomberg U.S. Aggregate Bond Index $10,000 $9,930 $10,375 $11,302 $11,382 $10,910 $10,388 $10,564 $11,080 $11,562 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 9.59% 3.36% 4.91% Fidelity Freedom 2010 Composite Index℠ 8.08% 3.28% 4.86% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.68% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,952,598,420	$ 2,952,598,420	$ 2,952,598,420	$ 2,952,598,420	$ 2,952,598,420
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 12,937,440
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,952,598,420
Number of Holdings	46
Total Advisory Fee	$12,937,440
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 59.3 Domestic Equity Funds 18.0 International Equity Funds 15.9 Short-Term Funds 6.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.3 Domestic Equity Funds - 18.0 International Equity Funds - 15.9 Short-Term Funds - 6.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 32.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.7 Fidelity Series Government Money Market Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 4.2 Fidelity Series Growth Company Fund 3.1 Fidelity Series Large Cap Stock Fund 3.1 Fidelity Series Overseas Fund 2.6 Fidelity Series International Value Fund 2.6 Fidelity Series International Growth Fund 2.6 77.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2060 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2060 Fund
Class Name	Fidelity Freedom® 2060 Fund Class K
Trading Symbol	FNSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,719 $10,912 $9,748 $15,379 $15,894 $14,855 $18,120 $19,111 $23,540 Fidelity Freedom 2060 Composite Index℠ $10,000 $10,686 $11,214 $10,228 $15,343 $16,167 $14,980 $17,997 $19,176 $22,823 S&P 500® Index $10,000 $10,823 $11,851 $11,024 $17,236 $19,933 $18,392 $23,888 $25,859 $30,463 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 23.18% 8.89% 10.34% Fidelity Freedom 2060 Composite Index℠ 19.02% 8.27% 9.95% S&P 500® Index 17.80% 12.06% 13.66% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 8,258,737,809	$ 8,258,737,809	$ 8,258,737,809	$ 8,258,737,809	$ 8,258,737,809
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 41,114,153
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$8,258,737,809
Number of Holdings	45
Total Advisory Fee	$41,114,153
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 10.5 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Stock Selector Large Cap Value Fund 6.9 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Blue Chip Growth Fund 5.9 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2015 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2015 Fund
Class Name	Fidelity Freedom® 2015 Fund
Trading Symbol	FFVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2015 Fund	$ 53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® 2015 Fund $10,000 $11,063 $12,075 $12,406 $12,058 $15,368 $15,397 $14,528 $15,890 $16,723 $18,616 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,888 $11,772 $12,339 $12,321 $15,060 $15,235 $14,373 $15,688 $16,583 $18,173 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2015 Fund 11.32% 3.91% 6.41% Fidelity Freedom 2015 Composite Index℠ 9.59% 3.83% 6.16% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,136,463,015	$ 4,136,463,015	$ 4,136,463,015	$ 4,136,463,015	$ 4,136,463,015
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 18,939,266
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,136,463,015
Number of Holdings	47
Total Advisory Fee	$18,939,266
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 22.1 International Equity Funds 18.6 Short-Term Funds 4.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 22.1 International Equity Funds - 18.6 Short-Term Funds - 4.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 30.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Government Money Market Fund 4.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 Fidelity Series Growth Company Fund 3.9 Fidelity Series Large Cap Stock Fund 3.9 Fidelity Series Overseas Fund 3.1 Fidelity Series International Value Fund 3.1 73.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual management fee was reduced during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2020 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2020 Fund
Class Name	Fidelity Freedom® 2020 Fund Class K
Trading Symbol	FSNOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,473 $10,758 $10,324 $13,696 $13,791 $12,920 $14,375 $15,131 $17,125 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,434 $10,947 $10,774 $13,675 $13,912 $13,010 $14,403 $15,233 $16,920 Bloomberg U.S. Aggregate Bond Index $10,000 $9,930 $10,375 $11,302 $11,382 $10,910 $10,388 $10,564 $11,080 $11,562 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 13.18% 4.57% 6.38% Fidelity Freedom 2020 Composite Index℠ 11.08% 4.35% 6.23% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.68% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 12,178,864,143	$ 12,178,864,143	$ 12,178,864,143	$ 12,178,864,143	$ 12,178,864,143
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 59,137,790
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,178,864,143
Number of Holdings	47
Total Advisory Fee	$59,137,790
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 26.6 International Equity Funds 21.7 Short-Term Funds 2.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.2 Domestic Equity Funds - 26.6 International Equity Funds - 21.7 Short-Term Funds - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 27.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series Growth Company Fund 4.8 Fidelity Series Large Cap Stock Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Overseas Fund 3.8 Fidelity Series International Value Fund 3.8 Fidelity Series International Growth Fund 3.8 71.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2020 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2020 Fund
Class Name	Fidelity Freedom® 2020 Fund Premier Class
Trading Symbol	FFOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period February 3, 2026 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 4	0.28%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.28%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Net Assets	$ 12,178,864,143	$ 12,178,864,143	$ 12,178,864,143	$ 12,178,864,143	$ 12,178,864,143
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 59,137,790
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,178,864,143
Number of Holdings	47
Total Advisory Fee	$59,137,790
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 26.6 International Equity Funds 21.7 Short-Term Funds 2.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.2 Domestic Equity Funds - 26.6 International Equity Funds - 21.7 Short-Term Funds - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 27.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series Growth Company Fund 4.8 Fidelity Series Large Cap Stock Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Overseas Fund 3.8 Fidelity Series International Value Fund 3.8 Fidelity Series International Growth Fund 3.8 71.8
Fidelity Freedom 2055 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2055 Fund
Class Name	Fidelity Freedom® 2055 Fund Premier Class
Trading Symbol	FFPHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period February 3, 2026 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 6	0.37%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.37%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Net Assets	$ 14,744,092,366	$ 14,744,092,366	$ 14,744,092,366	$ 14,744,092,366	$ 14,744,092,366
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 76,321,423
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$14,744,092,366
Number of Holdings	45
Total Advisory Fee	$76,321,423
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.3 Bond Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.3 Bond Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 10.4 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Stock Selector Large Cap Value Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.2 Fidelity Series Blue Chip Growth Fund 5.8 79.5
Fidelity Freedom 2055 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2055 Fund
Class Name	Fidelity Freedom® 2055 Fund
Trading Symbol	FDEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2055 Fund	$ 77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® 2055 Fund $10,000 $11,617 $13,300 $13,530 $12,063 $19,023 $19,634 $18,338 $22,348 $23,538 $28,985 Fidelity Freedom 2055 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,720 $18,271 $21,951 $23,389 $27,840 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2055 Fund 23.14% 8.79% 11.23% Fidelity Freedom 2055 Composite Index℠ 19.03% 8.27% 10.78% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 14,744,092,366	$ 14,744,092,366	$ 14,744,092,366	$ 14,744,092,366	$ 14,744,092,366
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 76,321,423
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$14,744,092,366
Number of Holdings	45
Total Advisory Fee	$76,321,423
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 55.9 International Equity Funds 41.3 Bond Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.9 International Equity Funds - 41.3 Bond Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 10.4 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Stock Selector Large Cap Value Fund 6.8 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.2 Fidelity Series Blue Chip Growth Fund 5.8 79.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2060 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2060 Fund
Class Name	Fidelity Freedom® 2060 Fund Class K6
Trading Symbol	FVTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,965 $11,189 $9,997 $15,803 $16,357 $15,310 $18,714 $19,775 $24,399 Fidelity Freedom 2060 Composite Index℠ $10,000 $10,914 $11,453 $10,447 $15,671 $16,513 $15,300 $18,382 $19,586 $23,312 S&P 500® Index $10,000 $11,025 $12,072 $11,229 $17,557 $20,305 $18,735 $24,334 $26,342 $31,031 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 23.38% 9.08% 10.64% Fidelity Freedom 2060 Composite Index℠ 19.02% 8.27% 10.07% S&P 500® Index 17.80% 12.06% 13.70% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 8,258,737,809	$ 8,258,737,809	$ 8,258,737,809	$ 8,258,737,809	$ 8,258,737,809
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 41,114,153
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$8,258,737,809
Number of Holdings	45
Total Advisory Fee	$41,114,153
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 10.5 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Stock Selector Large Cap Value Fund 6.9 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Blue Chip Growth Fund 5.9 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2045 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2045 Fund
Class Name	Fidelity Freedom® 2045 Fund Class K
Trading Symbol	FSNZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,721 $10,918 $9,745 $15,383 $15,893 $14,855 $18,127 $19,105 $23,552 Fidelity Freedom 2045 Composite Index℠ $10,000 $10,686 $11,214 $10,228 $15,343 $16,167 $14,980 $17,997 $19,176 $22,842 S&P 500® Index $10,000 $10,823 $11,851 $11,024 $17,236 $19,933 $18,392 $23,888 $25,859 $30,463 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 23.28% 8.89% 10.35% Fidelity Freedom 2045 Composite Index℠ 19.12% 8.28% 9.96% S&P 500® Index 17.80% 12.06% 13.66% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 24,892,979,548	$ 24,892,979,548	$ 24,892,979,548	$ 24,892,979,548	$ 24,892,979,548
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 134,471,903
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$24,892,979,548
Number of Holdings	45
Total Advisory Fee	$134,471,903
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 40.2 Bond Funds 5.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 40.2 Bond Funds - 5.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.3 Fidelity Series Growth Company Fund 10.1 Fidelity Series Large Cap Stock Fund 10.1 Fidelity Series International Value Fund 7.4 Fidelity Series Overseas Fund 7.4 Fidelity Series International Growth Fund 7.4 Fidelity Series Stock Selector Large Cap Value Fund 6.6 Fidelity Series Opportunistic Insights Fund 6.0 Fidelity Series Value Discovery Fund 5.9 Fidelity Series Blue Chip Growth Fund 5.7 76.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2050 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2050 Fund
Class Name	Fidelity Freedom® 2050 Fund
Trading Symbol	FFFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2050 Fund	$ 77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® 2050 Fund $10,000 $11,611 $13,304 $13,534 $12,072 $19,027 $19,636 $18,341 $22,358 $23,550 $28,992 Fidelity Freedom 2050 Composite Index℠ $10,000 $11,501 $13,034 $13,678 $12,476 $18,715 $19,720 $18,271 $21,951 $23,389 $27,849 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Freedom® 2050 Fund 23.11% 8.79% 11.23% Fidelity Freedom 2050 Composite Index℠ 19.07% 8.27% 10.79% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 22,503,777,686	$ 22,503,777,686	$ 22,503,777,686	$ 22,503,777,686	$ 22,503,777,686
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 120,902,228
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$22,503,777,686
Number of Holdings	46
Total Advisory Fee	$120,902,228
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 55.0 International Equity Funds 40.7 Bond Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.0 International Equity Funds - 40.7 Bond Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.5 Fidelity Series Growth Company Fund 10.3 Fidelity Series Large Cap Stock Fund 10.2 Fidelity Series Overseas Fund 7.5 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Opportunistic Insights Fund 6.1 Fidelity Series Value Discovery Fund 6.0 Fidelity Series Blue Chip Growth Fund 5.7 78.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2050 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2050 Fund
Class Name	Fidelity Freedom® 2050 Fund Premier Class
Trading Symbol	FFPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period February 3, 2026 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 6	0.37%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.37%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Net Assets	$ 22,503,777,686	$ 22,503,777,686	$ 22,503,777,686	$ 22,503,777,686	$ 22,503,777,686
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 120,902,228
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$22,503,777,686
Number of Holdings	46
Total Advisory Fee	$120,902,228
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 55.0 International Equity Funds 40.7 Bond Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.0 International Equity Funds - 40.7 Bond Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.5 Fidelity Series Growth Company Fund 10.3 Fidelity Series Large Cap Stock Fund 10.2 Fidelity Series Overseas Fund 7.5 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Opportunistic Insights Fund 6.1 Fidelity Series Value Discovery Fund 6.0 Fidelity Series Blue Chip Growth Fund 5.7 78.0
Fidelity Freedom 2020 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2020 Fund
Class Name	Fidelity Freedom® 2020 Fund Class K6
Trading Symbol	FATKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.28%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,640 $10,938 $10,505 $13,956 $14,064 $13,190 $14,706 $15,503 $17,590 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,586 $11,106 $10,931 $13,874 $14,115 $13,199 $14,613 $15,455 $17,166 Bloomberg U.S. Aggregate Bond Index $10,000 $9,952 $10,398 $11,327 $11,407 $10,933 $10,410 $10,587 $11,104 $11,587 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 13.46% 4.74% 6.61% Fidelity Freedom 2020 Composite Index℠ 11.08% 4.35% 6.32% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.68% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 12,178,864,143	$ 12,178,864,143	$ 12,178,864,143	$ 12,178,864,143	$ 12,178,864,143
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 59,137,790
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,178,864,143
Number of Holdings	47
Total Advisory Fee	$59,137,790
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 26.6 International Equity Funds 21.7 Short-Term Funds 2.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.2 Domestic Equity Funds - 26.6 International Equity Funds - 21.7 Short-Term Funds - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 27.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 5.6 Fidelity Series Growth Company Fund 4.8 Fidelity Series Large Cap Stock Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Overseas Fund 3.8 Fidelity Series International Value Fund 3.8 Fidelity Series International Growth Fund 3.8 71.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Retirement Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Retirement Fund
Class Name	Fidelity Freedom® Retirement Fund Class K6
Trading Symbol	FYTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2017 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,286 $10,611 $10,736 $12,237 $12,158 $11,660 $12,373 $13,050 $14,182 Fidelity Freedom Retirement Composite Index℠ $10,000 $10,250 $10,692 $11,111 $12,223 $12,187 $11,722 $12,442 $13,131 $14,065 Bloomberg U.S. Aggregate Bond Index $10,000 $9,952 $10,398 $11,327 $11,407 $10,933 $10,410 $10,587 $11,104 $11,587 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 8.68% 3.00% 4.04% Fidelity Freedom Retirement Composite Index℠ 7.11% 2.85% 3.94% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.68% A From June 7, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 07, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,319,187,642	$ 2,319,187,642	$ 2,319,187,642	$ 2,319,187,642	$ 2,319,187,642
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 9,572,064
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,319,187,642
Number of Holdings	46
Total Advisory Fee	$9,572,064
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 61.3 Domestic Equity Funds 16.3 International Equity Funds 14.6 Short-Term Funds 7.4 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 61.3 Domestic Equity Funds - 16.3 International Equity Funds - 14.6 Short-Term Funds - 7.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 33.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.4 Fidelity Series Government Money Market Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.7 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Growth Company Fund 2.8 Fidelity Series Large Cap Stock Fund 2.8 Fidelity Series Overseas Fund 2.3 Fidelity Series International Value Fund 2.3 Fidelity Series International Growth Fund 2.3 80.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Income Fund to Fidelity Freedom® Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Freedom® Income Fund to Fidelity Freedom® Retirement Fund during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2050 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2050 Fund
Class Name	Fidelity Freedom® 2050 Fund Class K
Trading Symbol	FNSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 20, 2017 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,718 $10,913 $9,750 $15,384 $15,885 $14,848 $18,127 $19,116 $23,544 Fidelity Freedom 2050 Composite Index℠ $10,000 $10,686 $11,214 $10,228 $15,343 $16,167 $14,980 $17,997 $19,176 $22,832 S&P 500® Index $10,000 $10,823 $11,851 $11,024 $17,236 $19,933 $18,392 $23,888 $25,859 $30,463 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K 23.16% 8.88% 10.34% Fidelity Freedom 2050 Composite Index℠ 19.07% 8.27% 9.95% S&P 500® Index 17.80% 12.06% 13.66% A From July 20, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jul. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 22,503,777,686	$ 22,503,777,686	$ 22,503,777,686	$ 22,503,777,686	$ 22,503,777,686
Holdings Count | shares	46	46	46	46	46
Advisory Fees Paid, Amount	$ 120,902,228
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$22,503,777,686
Number of Holdings	46
Total Advisory Fee	$120,902,228
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 55.0 International Equity Funds 40.7 Bond Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.0 International Equity Funds - 40.7 Bond Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.5 Fidelity Series Growth Company Fund 10.3 Fidelity Series Large Cap Stock Fund 10.2 Fidelity Series Overseas Fund 7.5 Fidelity Series International Value Fund 7.5 Fidelity Series International Growth Fund 7.5 Fidelity Series Stock Selector Large Cap Value Fund 6.7 Fidelity Series Opportunistic Insights Fund 6.1 Fidelity Series Value Discovery Fund 6.0 Fidelity Series Blue Chip Growth Fund 5.7 78.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2065 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2065 Fund
Class Name	Fidelity Freedom® 2065 Fund
Trading Symbol	FFSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2065 Fund	$ 77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2026. Initial investment of $10,000. Fidelity Freedom® 2065 Fund $10,000 $8,640 $13,607 $14,049 $13,116 $15,987 $16,841 $20,736 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 $19,597 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 $24,645 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Freedom® 2065 Fund 23.13% 8.79% 11.41% Fidelity Freedom 2065 Composite Index℠ 19.02% 8.27% 10.48% S&P 500® Index 17.80% 12.06% 14.30% A From June 28, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,973,603,465	$ 2,973,603,465	$ 2,973,603,465	$ 2,973,603,465	$ 2,973,603,465
Holdings Count | shares	45	45	45	45	45
Advisory Fees Paid, Amount	$ 13,721,897
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,973,603,465
Number of Holdings	45
Total Advisory Fee	$13,721,897
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 56.0 International Equity Funds 41.4 Bond Funds 2.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 56.0 International Equity Funds - 41.4 Bond Funds - 2.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 10.5 Fidelity Series Large Cap Stock Fund 10.4 Fidelity Series International Value Fund 7.7 Fidelity Series Overseas Fund 7.7 Fidelity Series International Growth Fund 7.7 Fidelity Series Stock Selector Large Cap Value Fund 6.9 Fidelity Series Opportunistic Insights Fund 6.2 Fidelity Series Value Discovery Fund 6.1 Fidelity Series Blue Chip Growth Fund 5.9 79.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom 2025 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2025 Fund
Class Name	Fidelity Freedom® 2025 Fund Premier Class
Trading Symbol	FFPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period February 3, 2026 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 5	0.32%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.32%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities.
•Within U.S. equities, an investment in Fidelity® Series Growth Company Fund (+40.08%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 3000® Growth Index (+18.75%) for the 12 months. Fidelity® Series Large Cap Stock Fund (+29.19%) also stood out, given its outperformance of its benchmark (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Net Assets	$ 19,223,707,945	$ 19,223,707,945	$ 19,223,707,945	$ 19,223,707,945	$ 19,223,707,945
Holdings Count | shares	47	47	47	47	47
Advisory Fees Paid, Amount	$ 94,148,432
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$19,223,707,945
Number of Holdings	47
Total Advisory Fee	$94,148,432
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 31.1 International Equity Funds 25.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 43.4 Domestic Equity Funds - 31.1 International Equity Funds - 25.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.8 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Growth Company Fund 5.8 Fidelity Series Large Cap Stock Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Overseas Fund 4.5 Fidelity Series International Value Fund 4.5 Fidelity Series International Growth Fund 4.4 Fidelity Series Stock Selector Large Cap Value Fund 3.8 72.9